Investment Securities - Schedule of Net Unrealized and Realized Gains (losses) on Trading Securities (Details) - OneMain Holdings, LLC [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net unrealized gains (losses) on trading and other securities held at year end	$ 1	$ 0	$ (9)
Net realized gains (losses) on trading and other securities sold or redeemed during the year	7	(3)	5
Total	$ 8	$ (3)	$ (4)